Related party transactions - Summary of Transactions Between Related Parties (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Convertible Loan and related interest
Disclosure of transactions between related parties [line items]
Financial liabilities and interest, Transaction values	€ 0.8	€ 2.7
Financial liabilities and interest, Balance outstanding		50.7
Shareholder Loan and related interest
Disclosure of transactions between related parties [line items]
Financial liabilities and interest, Transaction values			€ 5.7
OUTFITTER GmbH
Disclosure of transactions between related parties [line items]
Sale of goods and services, Transaction values		0.8	0.0
Purchase of goods and services, Transaction values		0.5	13.1
Purchase of goods and services, Balance outstanding		1.5
Karstadt Sports
Disclosure of transactions between related parties [line items]
Sale of goods and services, Transaction values			0.9
Purchase of goods and services, Transaction values		2.2	18.6
Purchase of goods and services, Balance outstanding		0.2
SportScheck GmbH
Disclosure of transactions between related parties [line items]
Sale of goods and services, Transaction values	0.4
Sale of goods and services, Balance outstanding	0.5	0.3
Purchase of goods and services, Transaction values	2.7	0.2
Purchase of goods and services, Balance outstanding	0.2
Galeria Karstadt Kaufhof GmbH
Disclosure of transactions between related parties [line items]
Purchase of goods and services, Transaction values	0.4	5.4
Purchase of goods and services, Balance outstanding	0.0	0.1
SIGNA Retail Selection AG
Disclosure of transactions between related parties [line items]
Purchase of goods and services, Transaction values	0.5	0.4
Purchase of goods and services, Balance outstanding	0.2	0.4
SIGNA Real Estate Management Germany GmbH
Disclosure of transactions between related parties [line items]
Purchase of goods and services, Transaction values	0.1
SIGNA Informationstechnologie GmbH
Disclosure of transactions between related parties [line items]
Purchase of goods and services, Transaction values	0.1
o5 Logistik GmbH
Disclosure of transactions between related parties [line items]
Purchase of goods and services, Transaction values		0.2
SIGNA Retail GmbH
Disclosure of transactions between related parties [line items]
Purchase of goods and services, Transaction values	0.7	€ 0.4	0.4
SIGNA Financial Services AG
Disclosure of transactions between related parties [line items]
Purchase of goods and services, Transaction values	1.5		€ 1.5
Purchase of goods and services, Balance outstanding	€ 4.0